Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 10.0		$ 17.5
Prepaid expenses	4.8		3.6
Deferred tax effect of internal transfer of assets – current portion	9.1		9.1
Loan fees - short term portion	5.9		5.0
Derivatives financial instruments	6.2	[1]	3.2	[1]
VAT receivables	6.7		2.7
Other	0.9		1.3
Total other current assets	$ 43.6		$ 42.4

[1]	Derivative financial instruments consist of unrealized gain on interest rate swaps. Additional disclosure has been provided in Note 25.